FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 12,291	€ 10,398
Trade receivables and other current assets (Note 9)	2,689	1,445
Cash and cash equivalents	40,433	41,278	€ 45,400
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,033	65,280
Trade receivables and other current assets (Note 9)	9,309	13,604
Current financial assets	12,291	10,398
Cash and cash equivalents	40,433	41,278
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,033	65,280
Trade receivables and other current assets (Note 9)	9,309	13,604
Current financial assets	12,291	10,398
Cash and cash equivalents	40,433	41,278
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	62,033	65,280
Trade receivables and other current assets (Note 9)	9,309	13,604
Current financial assets	12,291	10,398
Cash and cash equivalents	€ 40,433	€ 41,278